Warrants Liability (Restated) - Schedule of Balance of Calibration Allowance (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Balance of Calibration Allowance [Abstract]
Initial amount of Calibration Allowance as of February 27, 2024	$ 21,779,318
Amortisation and release of Calibration Allowance related to 600,000 warrants exercised on June 18, 2024	(15,191,591)
Amortization of Calibration Allowance related to 400,000 warrants outstanding	(2,323,127)
Balance of Calibration Allowances at 30 June 2024	$ 4,264,600